INVESTMENTS (Tables)	9 Months Ended
Sep. 30, 2022
Disclosure Investments Abstract
SCHEDULE OF INVESTMENTS

Balance at December 31, 2021	$291,066
Change in fair value	(68,281)
Balance at September 30, 2022	$222,785

Fair value of investments is comprised of:

Public company shares	$85,715
Public company warrants	-
Private company shares	137,070
Balance at September 30, 2022	$222,785

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR FAIR VALUES WARRANTS
	September 30, 2022	March 10, 2021
Risk free interest rate	3.76%	0.28%
Expected volatility	133.12%	150.88%
Expected life	0.46 years	2 years
Expected dividend yield	0%	0%